Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Fair Value of the Company's Derivative Financial Instruments Classification on Condensed Consolidated Balance Sheet

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the unaudited condensed consolidated balance sheet as of September 30, 2013:

	Asset Derivatives As of September 30, 2013		Liability Derivatives As of September 30, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Other assets	$347	Other liabilities	$—

Total derivatives designated as hedging instruments		$347		$—

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the balance sheet as of December 31, 2012:

	Derivatives
	As of December 31, 2012
	Balance Sheet Location	Fair Value
Derivatives designated as hedging insturments:
Interest rate swaps	Other Liabilities	$1,880

Total derviatives designated as hedging insturments		$1,880

Schedule of Pre-tax Effect of Derivative Financial Instruments on Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss)

The table below presents the pre-tax effect of the Company’s derivative financial instruments on the unaudited condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended September 30, 2013:

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013
Derivatives in Cash Flow Hedging Relationships:
(Loss) gain related to effective portion of derivatives recognized in accumulated other comprehensive income	$(1,380)	$3,338
Loss related to effective portion of derivatives reclassified from accumulated other comprehensive income to interest expense	$(422)	$(1,144)
Gain (loss) related to ineffective portion of derivatives recognized in other income (expense)	$—	$—

The table below presents the pre-tax effect of the Company’s derivative financial instruments on the statement of comprehensive income (loss) for the year ended December 31, 2012:

Year Ended December 31, 2012
Derivatives in Cash Flow Hedging Relationships:
Gain (loss) related to effective portion of derivatives recognized in accumulated other comprehensive income	$(1,522)
Gain (loss) related to effective portion of derivatives reclassified from accumulated other comprehensive income to interest expense	$(358)
Gain (loss) related to ineffective portion of derivatives recognized in other income (expense)	$—